Long-term debt - Additional Information (Details) $ in Thousands, $ in Millions	Apr. 30, 2025	Dec. 31, 2022 CAD ($)	Apr. 26, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Mar. 13, 2017 USD ($)
Disclosure of Long-term Debt [Line Items]
Revolving credit facility		$ 147,666		$ 1,273,755
Redemption 100% option
Disclosure of Long-term Debt [Line Items]
Percentage of the principle amount of the notes	100.00%
Senior unsecured notes 2025 [Member]
Disclosure of Long-term Debt [Line Items]
Fair value of senior unsecured notes		391,300		387,000
Notional amount					$ 300.0
Borrowings, interest rate					5.625%
Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Fair value of senior unsecured notes		$ 496,800		$ 0
Notional amount			$ 400,000
Borrowings, interest rate			6.875%
Senior unsecured notes 2030 [Member] | Redemption 35% option
Disclosure of Long-term Debt [Line Items]
Percentage of the principle amount of the notes	35.00%